Provisions - Balances of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 1,894	€ 2,316
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	881	1,247
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	686	898
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	282	348	€ 440
Telefónica Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	98	127
Telefónica Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	98	103
Telefónica Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	6	8
Telefónica Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	80	110
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	189	253
Telefónica Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	78	121
Telefónica Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	€ 137	€ 176